SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translations (Details)	Dec. 31, 2019 Rp / RM Rp / ¥ Rp / € Rp / $ Rp / $	Dec. 31, 2018 Rp / RM Rp / ¥ Rp / € Rp / $ Rp / $
Buy | USD
Foreign currency translations
Foreign currency translations	13,880	14,375
Buy | Australian dollar
Foreign currency translations
Foreign currency translations	9,724	10,157
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	15,559	16,432
Buy | Yen
Foreign currency translations
Foreign currency translations | Rp / ¥	127.76	130.56
Buy | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,390	3,474
Sell | USD
Foreign currency translations
Foreign currency translations	13,885	14,385
Sell | Australian dollar
Foreign currency translations
Foreign currency translations	9,729	10,167
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	15,571	16,446
Sell | Yen
Foreign currency translations
Foreign currency translations | Rp / ¥	127.82	130.70
Sell | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,394	3,480